Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Cross Currency Swaps
As at September 30, 2018, the Company was committed to the following cross-currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(10,185)	1.6
1,200,000	146,500	NIBOR	6.00%	7.72%	7,393	3.1
850,000	102,000	NIBOR	4.60%	7.89%	2,289	4.9
					(503)

Interest Rate Swap Agreements
As at September 30, 2018, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,186,349	(6,189)	3.9	2.9
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	89,873	(11,418)	4.9	3.8
			(17,607)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of September 30, 2018, ranged from 0.3% to 4.0%.

(2)
Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Two interest rate swaps are subject to mandatory early termination in 2020 and 2021, at which time the swaps will be settled based on their fair value.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at September 30, 2018
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	806	6,741	3	—	—
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	3,149	5,632	(1,422)	(9,096)	(23,420)
Cross-currency swap agreements	—	12,322	(588)	(3,940)	(8,297)
Stock purchase warrants	—	32,228	—	—	—
Forward freight agreements	102	—	—	—	—
	4,057	56,923	(2,007)	(13,036)	(31,717)

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at December 31, 2017
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,037	(18)	(751)	(7)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	96	—	—	(15)	—
Interest rate swap agreements	1,124	4,319	(4,836)	(35,134)	(38,213)
Cross-currency swap agreements	—	5,042	(810)	(44,523)	(10,168)
Stock purchase warrants	—	30,749	—	—	—
	1,220	41,147	(5,664)	(80,423)	(48,388)

Schedule of Cash Flow Hedges
For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Three Months Ended September 30, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
1,437	37	—	Interest expense

Three Months Ended September 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(115)	(424)	(7)	Interest expense

Nine Months Ended September 30, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
6,527	(211)	740	Interest expense

Nine Months Ended September 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(1,677)	(1,186)	(762)	Interest expense

(1) Recognized in accumulated other comprehensive income (loss) (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The effect of the (losses) and gains on derivatives not designated as hedging instruments in the unaudited consolidated statements of loss is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Realized losses relating to:
Interest rate swap agreements	(2,704)	(15,729)	(11,544)	(48,199)
Interest rate swap agreement terminations	(13,681)	—	(13,681)	(610)
Foreign currency forward contracts	—	1,609	—	638
Time charter swap agreement	—	—	—	1,106
Forward freight agreements	(119)	234	(137)	347
	(16,504)	(13,886)	(25,362)	(46,718)
Unrealized gains relating to:
Interest rate swap agreements	19,718	11,575	44,169	5,181
Foreign currency forward contracts	—	735	—	4,383
Stock purchase warrants	(5,373)	(4,461)	(851)	(5,036)
Time charter swap agreement	—	—	—	(875)
Forward freight agreements	(9)	(91)	25	(108)
	14,336	7,758	43,343	3,545
Total realized and unrealized (losses) gains on derivative instruments	(2,168)	(6,128)	17,981	(43,173)

Effect of Gains (Losses) on Cross Currency Swaps
The effect of the gains and losses on cross-currency swaps on the consolidated statements of loss is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Realized losses on maturity and termination of cross-currency swaps	(42,271)	—	(42,271)	(25,733)
Realized losses	(1,744)	(4,234)	(4,926)	(16,369)
Unrealized gains	43,966	41,653	49,734	91,749
Total realized and unrealized (losses) gains on cross-currency swaps	(49)	37,419	2,537	49,647